Pay vs Performance Disclosure - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	¥ (139,742)	¥ (268,043)	¥ (304,314)